Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Summary of Cash Flow Information Related to Operating Leases
Supplemental balance sheet and cash flow information related to operating leases is as follows (in thousands):

	As of June 30, 2024	As of December 31, 2023
Total operating lease right-of-use asset, net	$6,660	$7,130
Short-term operating lease liabilities	1,362	3,157
Long-term operating lease liabilities	5,472	4,420
Total operating lease liabilities	$6,834	$7,577
Operating lease costs	$1,369	$3,201
Supplemental cash flow information related to leases was as follows (in thousands):

	Six months ended	Six months ended
	June 30, 2024	June 30, 2023
Cash paid for amounts included in the measurement of operating lease liabilities	$1,436	$1,715
Right-of-use assets obtained in exchange for new lease obligations	$—	$—
Net increase to operating lease ROU assets resulting from remeasurements of lease obligations	$1,069	$—